Document and Entity Information	12 Months Ended
Apr. 30, 2021 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
Document Period End Date	Apr. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	IPA
Entity Registrant Name	IMMUNOPRECISE ANTIBODIES LTD.
Entity Central Index Key	0001715925
Current Fiscal Year End Date	--04-30
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	19,169,216
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NASDAQ
Entity File Number	001-39530
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1508109
Entity Primary SIC Number	8731
Entity Address, Address Line One	3204-4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V8Z 7X8
City Area Code	250
Local Phone Number	483-0308
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
Amendment Description	This Amendment No. 1 to Form 40-F (the “Form 40-F/A”) for the year ended April 30, 2021 is being filed to furnish the financial statements of ImmunoPrecise Antibodies Ltd. (the “Company”) for the fiscal year ended April 30, 2021 formatted in eXtensible Business Reporting Language (“XBRL”). No other changes have been made to the Form 40-F other than the furnishing of the exhibit described above. This Amendment No. 1 does not reflect subsequent events occurring after the original date of the Form 40-F or modify or update in any way disclosures made in the Form 40-F.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	4837 Amber Valley Parkway Suite 11
Entity Address, City or Town	Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58104
City Area Code	701
Local Phone Number	353-0022
Contact Personnel Name	ImmunoPrecise Antibodies (USA), Ltd.